Stock Options (Details Narrative) (10-K) - USD ($)		3 Months Ended	12 Months Ended
	Dec. 23, 2019	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Number of stock options granted		185,887	2,531,971	1,400,418
Exercise price of common stock granted		$ 1.39	$ 2.07	$ 6.75
Number of common stock exercised				32,508
Number of common stock exercised, value				$ 34,000
Employees and Consultants [Member]
Number of stock options granted	1,340,333		2,531,971	1,400,418
Exercise price of common stock granted	$ 1.36		$ 2.07	$ 6.75
Fair value before amendment amount	$ 32,000
Stock based compensation expenses	12,000
Recognized of operating expense	$ 20,000
Expiration period			5 years	5 years
Stock option vesting period			4 years	4 years
Fair value of stock options grants			$ 4,564,000	$ 9,712,000
Expense recognized relating to stock options			1,961,000	$ 1,870,000
Unrecognized stock based compensation expense			$ 4,228,000
Stock option, description			Expected to be recognized as part of operating expense through December 2023